Note 06 - Accounts receivable, Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable
Long Term Receivables	$ 642	$ 633
Allowance for credits not backed by collateral	$ 570	$ 561